PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Aerospace & Defense 1.6%
L3Harris Technologies, Inc.	187,128	$37,322,680
Auto Components 1.1%
Aptiv PLC(a)	349,878	26,363,307
Biotechnology 5.0%
Argenx SE (Netherlands), ADR*	102,551	22,489,434
BioMarin Pharmaceutical, Inc.*(a)	360,783	38,441,429
Immunomedics, Inc.*(a)	340,796	11,447,338
Neurocrine Biosciences, Inc.*(a)	170,184	21,232,156
Seattle Genetics, Inc.*(a)	161,460	25,383,126
		118,993,483
Building Products 1.3%
Trane Technologies PLC	329,946	29,764,429
Capital Markets 1.2%
Apollo Global Management, Inc.(a)	310,519	14,780,705
Ares Management Corp. (Class A Stock)	36,540	1,379,750
Moody’s Corp.	44,518	11,904,558
		28,065,013
Chemicals 1.9%
FMC Corp.	455,090	44,785,407
Commercial Services & Supplies 0.8%
GFL Environmental, Inc. (Canada)(a)	1,013,948	19,437,383
Construction & Engineering 1.7%
Quanta Services, Inc.	1,087,126	40,147,563
Containers & Packaging 0.8%
Crown Holdings, Inc.*	301,281	19,712,816
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions, Inc.*	258,764	28,950,516
Electrical Equipment 1.5%
AMETEK, Inc.	381,493	34,986,723

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 3.3%
Amphenol Corp. (Class A Stock)	301,847	$29,146,346
CDW Corp.(a)	237,874	26,382,605
Cognex Corp.(a)	413,374	23,454,841
		78,983,792
Entertainment 1.4%
Take-Two Interactive Software, Inc.*	241,187	32,842,434
Equity Real Estate Investment Trusts (REITs) 3.4%
Equinix, Inc.	37,871	26,419,946
SBA Communications Corp.	174,213	54,725,529
		81,145,475
Food Products 0.6%
Lamb Weston Holdings, Inc.(a)	239,199	14,366,292
Health Care Equipment & Supplies 6.9%
Align Technology, Inc.*	38,142	9,368,438
Cooper Cos., Inc. (The)(a)	108,702	34,456,360
DexCom, Inc.*(a)	73,352	27,749,795
Hill-Rom Holdings, Inc.	372,970	37,919,860
Insulet Corp.*(a)	109,100	20,572,987
Teleflex, Inc.(a)	94,426	34,263,418
		164,330,858
Health Care Providers & Services 2.8%
Centene Corp.*	488,891	32,389,029
Molina Healthcare, Inc.*	185,460	34,462,177
		66,851,206
Health Care Technology 1.1%
Teladoc Health, Inc.*(a)	153,021	26,634,835
Hotels, Restaurants & Leisure 1.9%
Dunkin’ Brands Group, Inc.	318,717	20,356,455
Vail Resorts, Inc.	117,298	23,263,712
		43,620,167
Household Products 1.6%
Church & Dwight Co., Inc.(a)	508,692	38,187,509

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates 0.8%
Roper Technologies, Inc.(a)	48,960	$19,280,448
Interactive Media & Services 1.0%
Pinterest, Inc. (Class A Stock)*(a)	1,168,233	23,703,448
Internet & Direct Marketing Retail 1.4%
Etsy, Inc.*(a)	396,573	32,114,482
IT Services 6.6%
Fidelity National Information Services, Inc.	224,766	31,204,264
Fiserv, Inc.*(a)	528,036	56,378,404
FleetCor Technologies, Inc.*	92,567	22,566,909
Global Payments, Inc.	259,632	46,601,347
		156,750,924
Life Sciences Tools & Services 4.5%
10X Genomics, Inc. (Class A Stock)*	174,778	13,627,441
Agilent Technologies, Inc.	393,555	34,687,938
IQVIA Holdings, Inc.*	245,063	36,641,820
PPD, Inc.*	818,614	22,299,045
		107,256,244
Machinery 2.1%
IDEX Corp.(a)	156,886	25,002,922
Nordson Corp.	134,702	25,371,122
		50,374,044
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Starwood Property Trust, Inc.	1,018,236	13,501,809
Multiline Retail 2.1%
Dollar General Corp.(a)	255,516	48,933,869
Pharmaceuticals 1.9%
Catalent, Inc.*(a)	569,648	44,278,739
Professional Services 3.9%
CoStar Group, Inc.*	83,056	54,551,181
IHS Markit Ltd.	545,976	37,923,493
		92,474,674

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 1.1%
CBRE Group, Inc. (Class A Stock)*(a)	562,682	$24,746,754
Road & Rail 1.5%
J.B. Hunt Transport Services, Inc.(a)	291,811	34,921,022
Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc.*(a)	911,095	49,016,911
Lam Research Corp.(a)	134,772	36,883,053
Marvell Technology Group Ltd.(a)	1,650,835	53,850,238
Microchip Technology, Inc.(a)	326,602	31,360,324
Monolithic Power Systems, Inc.	113,098	23,722,306
		194,832,832
Software 15.7%
Atlassian Corp. PLC (Class A Stock)*(a)	111,943	20,743,038
Avalara, Inc.*(a)	313,173	33,528,301
Coupa Software, Inc.*(a)	168,814	38,406,873
CyberArk Software Ltd.*(a)	132,257	13,725,631
Globant SA (Argentina)*(a)	120,232	16,857,729
Guidewire Software, Inc.*(a)	214,169	21,969,456
HubSpot, Inc.*(a)	185,734	37,135,656
Palo Alto Networks, Inc.*	90,072	21,191,239
Paycom Software, Inc.*(a)	46,968	13,960,299
Proofpoint, Inc.*(a)	295,850	34,398,479
RingCentral, Inc. (Class A Stock)*(a)	132,663	36,382,828
Splunk, Inc.*(a)	322,653	59,961,834
Trade Desk, Inc. (The) (Class A Stock)*(a)	74,337	23,160,436
		371,421,799
Specialty Retail 6.4%
Burlington Stores, Inc.*	252,013	52,839,566
Five Below, Inc.*(a)	321,573	33,652,615
O’Reilly Automotive, Inc.*	78,406	32,714,119
Ross Stores, Inc.	333,847	32,369,805
		151,576,105

Total Long-Term Investments (cost $1,516,584,509)		2,341,659,081

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 25.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	24,802,653	$24,802,653
PGIM Institutional Money Market Fund (cost $577,819,195; includes $577,593,995 of cash collateral for securities on loan)(b)(w)	578,167,494	578,225,310

Total Short-Term Investments (cost $602,621,848)		603,027,963

TOTAL INVESTMENTS 124.4% (cost $2,119,206,357)		2,944,687,044
Liabilities in excess of other assets (24.4)%		(576,882,275)

Net Assets 100.0%		$2,367,804,769

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $581,613,767; cash collateral of $577,593,995 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).